Insurance Contracts - Contractual Service Margin (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	$ 135,485	$ 131,219
Loss recoveries at initial recognition of onerous underlying contracts	119	70
Contracts initially recognized in the year	119	70
Insurance finance (income) expenses from insurance contracts issued	5,139	9,675
Foreign currency translation	4,645	(1,194)
Dispositions		(4,809)
Insurance contracts liability (asset) at end of period	146,914	135,485
Insurance | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contracts initially recognized in the year	1,448	1,259
Insurance | non-PAA
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	135,485	131,219
CSM recognized for services provided	(1,117)	(923)
Changes in estimates that adjust CSM	0	0
Contracts initially recognized in the year	119	70
Insurance finance (income) expenses from insurance contracts issued	4,342	8,648
Foreign currency translation	4,234	(1,058)
Dispositions	0	(4,238)
Insurance contracts liability (asset) at end of period	146,914	135,485
Insurance | non-PAA | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	11,845	10,970
CSM recognized for services provided	(1,117)	(923)
Changes in estimates that adjust CSM	474	914
Contracts initially recognized in the year	1,448	1,259
Insurance finance (income) expenses from insurance contracts issued	(97)	(8)
Foreign currency translation	475	(106)
Dispositions	0	(261)
Insurance contracts liability (asset) at end of period	13,028	11,845
Insurance | non-PAA | CSM | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	6,062	5,481
CSM recognized for services provided	(493)	(432)
Changes in estimates that adjust CSM	(1)	492
Contracts initially recognized in the year	512	552
Insurance finance (income) expenses from insurance contracts issued	(128)	(31)
Foreign currency translation	0	0
Dispositions		0
Insurance contracts liability (asset) at end of period	5,952	6,062
Insurance | non-PAA | CSM | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	1,162	1,296
CSM recognized for services provided	(118)	(116)
Changes in estimates that adjust CSM	(101)	(128)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	10	20
Foreign currency translation	89	(29)
Dispositions		119
Insurance contracts liability (asset) at end of period	1,042	1,162
Insurance | non-PAA | CSM | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	4,621	3,811
CSM recognized for services provided	(506)	(365)
Changes in estimates that adjust CSM	576	555
Contracts initially recognized in the year	936	707
Insurance finance (income) expenses from insurance contracts issued	21	4
Foreign currency translation	386	(91)
Dispositions		0
Insurance contracts liability (asset) at end of period	6,034	4,621
Insurance | non-PAA | CSM | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	0	382
CSM recognized for services provided	0	(10)
Changes in estimates that adjust CSM	0	(5)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	0	(1)
Foreign currency translation	0	14
Dispositions		(380)
Insurance contracts liability (asset) at end of period	0	0
Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	(4,171)	(4,512)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	51	59
Foreign currency translation	368	(171)
Dispositions		(120)
Insurance contracts liability (asset) at end of period	(4,493)	(4,171)
Reinsurance contracts held | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contracts initially recognized in the year	(64)	(57)
Reinsurance contracts held | non-PAA
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	(4,171)	(4,512)
CSM recognized for services provided	18	(4)
Changes in estimates that adjust CSM	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	67	13
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	52	45
Foreign currency translation	350	(97)
Dispositions	0	(33)
Insurance contracts liability (asset) at end of period	(4,493)	(4,171)
Reinsurance contracts held | non-PAA | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	(59)	(105)
CSM recognized for services provided	18	(4)
Changes in estimates that adjust CSM	(360)	(16)
Loss recoveries at initial recognition of onerous underlying contracts	44	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(47)	(4)
Contracts initially recognized in the year	(64)	(57)
Insurance finance (income) expenses from insurance contracts issued	(1)	1
Foreign currency translation	13	(2)
Dispositions	0	1
Insurance contracts liability (asset) at end of period	(338)	(59)
Reinsurance contracts held | non-PAA | CSM | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	32	(20)
CSM recognized for services provided	26	0
Changes in estimates that adjust CSM	(529)	78
Loss recoveries at initial recognition of onerous underlying contracts	43	34
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(46)	(3)
Contracts initially recognized in the year	(82)	(57)
Insurance finance (income) expenses from insurance contracts issued	(4)	0
Foreign currency translation	0	0
Dispositions		0
Insurance contracts liability (asset) at end of period	(560)	32
Reinsurance contracts held | non-PAA | CSM | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	9	128
CSM recognized for services provided	(5)	(7)
Changes in estimates that adjust CSM	151	(113)
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	0	0
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	2	1
Foreign currency translation	9	0
Dispositions		0
Insurance contracts liability (asset) at end of period	166	9
Reinsurance contracts held | non-PAA | CSM | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	18	(7)
CSM recognized for services provided	(3)	1
Changes in estimates that adjust CSM	18	26
Loss recoveries at initial recognition of onerous underlying contracts	1	1
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(1)	(1)
Contracts initially recognized in the year	18	0
Insurance finance (income) expenses from insurance contracts issued	1	0
Foreign currency translation	4	(2)
Dispositions		0
Insurance contracts liability (asset) at end of period	56	18
Reinsurance contracts held | non-PAA | CSM | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	0	4
CSM recognized for services provided	0	2
Changes in estimates that adjust CSM	0	(7)
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	0	0
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	0	0
Foreign currency translation	0	0
Dispositions		1
Insurance contracts liability (asset) at end of period	$ 0	$ 0